Consolidated Balance Sheets (Parenthetical) (USD $)	Feb. 28, 2015	May 31, 2014	May 31, 2013
Common stock, par value
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	59,259,116	55,753,311	30,908,292
Common stock, shares outstanding	59,259,116	55,753,311	30,908,292
Series B Convertible Preferred Stock
Series B Convertible preferred stock, par value
Series B Convertible preferred stock, shares authorized	400,000	400,000	400,000
Series B Convertible preferred stock, shares issued	95,100	95,100	95,100
Series B Convertible preferred stock, shares outstanding	95,100	95,100	95,100